STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock and Preferred Stock

The Amended and Restated Certificate of Incorporation of the Company dated August 10, 2023, authorized the issuance of 59,000,000 shares, consisting of two classes: 55,000,000 shares of common stock, $0.0001 par value per share, and 4,000,000 shares of preferred stock, $0.0001 par value per share, including 5,000 shares of Series B Convertible Preferred Stock, par value $0.0001, pursuant to the Certificate of Designations of Series B Convertible Preferred Stock filed with the Secretary of State of the State of Delaware on March 28, 2024. As of March 31, 2024, there are 1,702 issued and outstanding shares of Series A and Series A-1 convertible preferred stock, and 1,500 issued and outstanding shares of Series B convertible preferred stock.

Upon the consummation of the Business Combination, 4,523,167 shares of Common Stock and 7,196,375 Merger Consideration Warrants were issued to the Historical Rollover Shareholders in exchange for all outstanding shares of Jet Token Common Stock (including shares of Jet Token Preferred Stock converted in the Conversion). The Company also reserved for issuance up to 3,284,488 shares of Common Stock in respect of Jet.AI Options issued in exchange for outstanding pre-merger Jet Token Options, and 148,950 shares of Common Stock and 237,030 Merger Consideration Warrants in respect of Jet.AI RSU Awards issued in exchange for outstanding pre-merger Jet Token RSU Awards. Each Merger Consideration Warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $15.00 per share and expire ten years after issuance. The Company also had 5,760,000 warrants outstanding as of March 31, 2024 with an exercise price of $11.50.

In addition, in connection with the Business Combination, the Jet.AI Board adopted the Omnibus Incentive Plan in order to facilitate the grant of equity awards to attract, retain and incentivize employees (including the named executive officers), independent contractors and directors of Jet.AI Inc. and its affiliates, which is essential to Jet.AI Inc.’s long term success. The Omnibus Incentive Plan is a continuation of the 2018 Plan and 2021 Plan, which were assumed from Jet Token and amended, restated and re-named into the form of the Omnibus Incentive Plan effective as of the consummation of the Business Combination.

Series B Convertible Preferred Stock Securities Purchase Agreement

On March 28, 2024 the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Ionic Ventures, LLC (“Ionic”) for a private placement, which closed on March 29, 2024. Pursuant to the Securities Purchase Agreement the Company sold 150 shares of Series B convertible preferred stock (“Series B Preferred Stock”), a warrant to purchase up to 1,500 shares of Series B preferred stock with an exercise price of $10,000, and 250,000 shares of common stock for gross proceeds of $1,500,025 before deducting offering costs of $155,000.

Each share of Series B Preferred Stock is convertible into a number of shares of Common Stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Iconic. Prior to the approval by the Company’s stockholders of the issuance of shares of common stock issuable upon exercise of the shares of Series B Preferred Stock in accordance with Nasdaq Stock Market Rules, shares of Series B Preferred Stock cannot be converted into shares of common stock if, as a result of such conversion, the number of shares of common stock to be issued would exceed 19.9% of the total number of shares of the Company’s outstanding common stock.

Subject to the limitations set forth in the preceding paragraph and provided there is an effective registration statement covering Ionic resale of common stock underlying the Series B Preferred Stock, shares of Series B Preferred Stock will automatically convert into shares of common stock on or prior to the tenth trading day after the issuance date of such shares of Series B Preferred Stock. The number of shares of common stock issuable upon conversion of a share of Series B Preferred Stock is calculated by dividing the conversion amount per share of Series B Preferred Stock by the then conversion price. The conversion amount is equal to the stated value of the shares of Series B Preferred Stock, which is $10,000, plus any additional amounts and late charges calculated in accordance with the Certificate of Designations. The conversion price is equal to 90% (or, in the case of a delisting, 80%) of the lowest daily volume weighted average price of Common Stock over a period beginning on the trading day after the Company delivers shares of common stock upon such conversion to Ionic and ending on the trading day on which the aggregate dollar trading volume of our common stock exceeds seven times the applicable conversion amount, subject to a five trading day minimum period for such calculation, and subject to certain adjustments.

If certain defined “triggering events” defined in the Certificate of Designations occur, such as a breach of the Ionic Registration Rights Agreement, suspension of trading, or the Company’s failure to convert the Series B Preferred Stock into common stock when a conversion right is exercised, then the Company may be required to redeem the Series B Preferred Stock for cash at 110% of the stated value.

In connection with the transactions under the Securities Purchase Agreement, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Maxim Group LLC (“Maxim”). Pursuant to the terms of the Placement Agency Agreement, the Company must pay Maxim a cash fee equal to 7% of the aggregate gross proceeds raised under the Securities Purchase Agreement and reimburse Maxim, directly upon the initial closing under the Securities Purchase Agreement for all travel and other documented out-of-pocket expenses incurred by Maxim, including the reasonable fees, costs and disbursements of its legal counsel, in an amount not to exceed an aggregate of $15,000. The Company paid Maxim a total of $120,000 out of the gross proceeds it received on April 1, 2024. If the Company issues additional securities to Ionic as contemplated by the Securities Purchase Agreement, the Company would be obligated to pay Maxim cash fees of up to $1,050,000.

The Company also granted Maxim a right of first refusal to act as sole agent or sole managing underwriter and sole book runner for any and all future public and private equity and public debt offerings of the Company, or any successor to or any subsidiary of the Company for a period until the earlier of (i) December 31, 2024 and (ii) redemption and/or conversion in full of all Series A Convertible Preferred Stock of the Company beneficially owned by Maxim. The Company also agreed to indemnify Maxim and its affiliates, directors, officers, employees and controlling persons against all losses, claims, damages, expenses and liabilities, as the same are incurred (including the reasonable fees and expenses of counsel), relating to or arising out of its activities pursuant to the Placement Agency Agreement.

Regulation A offerings

In June 2021, the Company undertook another Regulation A, Tier 2 offering for which it is selling up to 902,777 non-voting common stock at $24 per share for a maximum of $21,880,000. During the three months ended March 31, 2023, the Company collected on the escrow funds and issued an additional 65,960 shares of non-voting common stock under the Regulation A, Tier 2 campaign for aggregate gross proceeds of $1,598,630.

Stock Options

In connection with the Business Combination, the Company adopted the Omnibus Incentive Plan. The Omnibus Incentive Plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. The Omnibus Incentive Plan is a continuation of the 2018 Plan and 2021 Plan, which were assumed from Jet Token and amended, restated and re-named into the form of the Omnibus Incentive Plan effective as of the consummation of the Business Combination. As of March 31, 2024, the total number of shares reserved for issuance under the Omnibus Incentive Plan was 19,802. The Omnibus Incentive Plan is administered by the Company’s Board of Directors, and expires ten years after adoption, unless terminated by the Board.

On June 4, 2018, the Company’s Board of Directors adopted the Jet.AI, Inc. 2018 Stock Option and Grant Plan (the “2018 Plan”). The 2018 Plan provides for the grant of equity awards to employees, non-employee directors and consultants, to purchase shares of the Company’s common stock. As of March 31, 2024 and 2023, the total number of shares reserved for issuance under the 2018 Plan was 2,320,897. The 2018 Plan is administered by the Company’s Board of Directors.

In August 2021, the Company’s Board of Directors adopted the Jet Token Inc. 2021 Stock Plan (the “2021 Plan”). The 2021 plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. Up to 154,726 shares of common stock may be issued pursuant to awards granted under the 2021 Plan. During the year ended December 31, 2022, the 2021 Plan was amended to increase the number of shares of common stock authorized under the 2021 Plan to 464,179. In the event that shares of common stock subject to outstanding options or other securities under the Company’s 2018 Stock Option and Grant Plan expire or become exercisable in accordance with their terms, such shares shall be automatically transferred to the 2021 Plan and added to the number of shares then available for issuance under the 2021 Plan. The 2021 Plan is administered by the Company’s Board of Directors, and expires ten years after adoption, unless terminated by the Board.

During the three months ended March 31, 2023, the Company granted a total of 68,080 stock options to purchase common stock to various employees, advisors and consultants. The options have a ten-year life and have exercise prices of $10.42. 6,189 of the options vest over a period of two months, while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $1,271,040, which will be recognized over the vesting period.

During the three months ended March 31, 2024 and 2023, stock-based compensation expense of $1,199,318 and $1,407,044, respectively, was recognized for the vesting of these options. As of March 31, 2024, there was approximately $3,490,329 in unrecognized stock-based compensation, which will be recognized through September 2026.

A summary of our stock option activity for the three months ended March 31, 2024 and 2023, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2022	3,216,408	$6.48	8.06
Granted	68,080	10.42	10.00
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding at March 31, 2023	3,284,488	$6.56	7.85

Outstanding at December 31, 2023	3,659,015	$6.19	7.40
Granted	-	-	-
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding at March 31, 2024	3,659,015	$6.19	7.15

Exercisable at March 31, 2024	3,120,585	$6.29	6.87

Restricted Stock Units

In August 2021, the Company granted Restricted Stock Units (RSUs) to a contractor. The grant allows the contractor to earn up to 148,950 shares of non-voting common stock and contains both service-based vesting requirements and liquidity event requirements. Service-based requirements are such that the contractor needs to continue to provide service through August 2022. In addition to the service-based requirements, in order for the RSUs to vest, the Company will need to undertake an IPO or a sale as defined by the grant notice. The RSUs vested as a result of the Business Combination.

Warrants

Number of outstanding warrants exercisable to acquire our common stock as of March 31, 2024 is as follows:

Warrant	Expiration Date	Exercise Price	Number Outstanding
JTAIW Warrants	8/11/2028	$11.50	15,608,554
JTAIZ Warrants	8/11/2033	$15.00	7,433,405
GEM Warrants	8/11/2026	$5.81	2,179,447
Total			25,221,406

In addition, as of March 31, 2024 we had outstanding a warrant exercisable to acquire 150 shares of the Company’s Series B Preferred Stock (being the Ionic Warrant as further described in this report).

NOTE 6 – STOCKHOLDERS’ EQUITY

Common Stock and Preferred Stock

The Amended and Restated Certificate of Incorporation of the Company dated August 10, 2023 authorized the issuance of 59,000,000 shares, consisting of two classes: 55,000,000 shares of common stock, $0.0001 par value per share, and 4,000,000 shares of preferred stock, $0.0001 par value per share. As of December 31, 2023, there are 1,702 issued and outstanding shares of preferred stock.

Upon the consummation of the Business Combination, 4,523,167 shares of Jet.AI Common Stock and 7,196,375 Merger Consideration Warrants were issued to the Historical Rollover Shareholders in exchange for all outstanding shares of Jet Token Common Stock (including shares of Jet Token Preferred Stock converted in the Conversion). The Company also reserved for issuance up to 3,284,488 shares of Jet.AI Common Stock in respect of Jet.AI Options issued in exchange for outstanding pre-merger Jet Token Options, and 148,950 shares of Jet.AI Common Stock and 237,030 Merger Consideration Warrants in respect of Jet.AI RSU Awards issued in exchange for outstanding pre-merger Jet Token RSU Awards. Each Merger Consideration Warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $15.00 per share and expire ten years after issuance. The Company also had 5,760,000 warrants outstanding as of December 31, 2023 with an exercise price of $11.50.

In addition, in connection with the Business Combination, the Jet.AI Board adopted the Omnibus Incentive Plan in order to facilitate the grant of equity awards to attract, retain and incentivize employees (including the named executive officers), independent contractors and directors of Jet.AI Inc. and its affiliates, which is essential to Jet.AI Inc.’s long term success. The Omnibus Incentive Plan is a continuation of the 2018 Plan and 2021 Plan, which were assumed from Jet Token and amended, restated and re-named into the form of the Omnibus Incentive Plan effective as of the consummation of the Business Combination.

In February 2020, the Company undertook a Regulation A, Tier 2 offering for which it is selling up to 1,031,510 non-voting common stock at $9.69 per share for a maximum of $10,000,000. During the year ended December 31, 2023, the Company also collected on the sale of an additional 1,915 shares of non-voting common stock for gross proceeds of $18,598 under this offering.

JET.AI, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In June 2021, the Company undertook another Regulation A, Tier 2 offering for which it is selling up to 902,777 non-voting common stock at $24 per share for a maximum of $21,880,000. During the year ended December 31, 2022, the Company issued an additional 119,407 shares of non-voting common stock under this offering for aggregate gross proceeds of $2,901,106, with $15,544 of these proceeds pending release from escrow at December 31, 2022. During the year ended December 31, 2023, the Company collected on the escrow funds and issued an additional 65,960 shares of non-voting common stock under the Regulation A, Tier 2 campaign for aggregate gross proceeds of $1,598,630, with $6,724 of these proceeds pending release from escrow at December 31, 2023. This offering closed on January 18, 2023.

Stock Options

In connection with the Business Combination, the Company adopted the Omnibus Incentive Plan. The Omnibus Incentive Plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. The Omnibus Incentive Plan is a continuation of the 2018 Plan and 2021 Plan, which were assumed from Jet Token and amended, restated and re-named into the form of the Omnibus Incentive Plan effective as of the consummation of the Business Combination. As of December 31, 2023, the total number of shares reserved for issuance under the Omnibus Incentive Plan was 19,802. The Omnibus Incentive Plan is administered by the Company’s Board of Directors, and expires ten years after adoption, unless terminated by the Board.

On June 4, 2018, the Company’s Board of Directors adopted the Jet.AI, Inc. 2018 Stock Option and Grant Plan (the “2018 Plan”). The 2018 Plan provides for the grant of equity awards to employees, non-employee directors and consultants, to purchase shares of the Company’s common stock. As of December 31, 2023 and 2022, the total number of shares reserved for issuance under the 2018 Plan was 2,320,897. The 2018 Plan is administered by the Company’s Board of Directors.

In August 2021, the Company’s Board of Directors adopted the Jet Token Inc. 2021 Stock Plan (the “2021 Plan”). The 2021 plan provides for the grant of equity awards to employees, outside directors, and consultants, including the direct award or sale of shares, stock options, and restricted stock units to purchase shares. Up to 154,726 shares of common stock may be issued pursuant to awards granted under the 2021 Plan. During the year ended December 31, 2022, the 2021 Plan was amended to increase the number of shares of common stock authorized under the 2021 Plan to 464,179. In the event that shares of common stock subject to outstanding options or other securities under the Company’s 2018 Stock Option and Grant Plan expire or become exercisable in accordance with their terms, such shares shall be automatically transferred to the 2021 Plan and added to the number of shares then available for issuance under the 2021 Plan. The 2021 Plan is administered by the Company’s Board of Directors, and expires ten years after adoption, unless terminated by the Board.

During the year ended December 31, 2022, the Company granted a total of 284,016 stock options to purchase common stock to various advisors and consultants. The options have a ten-year life and are exercisable at $10.42. 42,643 of the options were immediately vested on the grant date while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $4,774,000, which will be recognized over the vesting period.

During the year ended December 31, 2023, the Company granted a total of 458,080 stock options to purchase common stock to various employees, advisors and consultants. The options have a ten-year life and have exercise prices ranging from $2.50 to $10.42. 35,000 of the options were immediately vested on the grant date, 6,189 of the options vest over a period of two months, while the remaining options vest in monthly tranches over a three-year period. The options had a grant date fair value of approximately $2,113,000, which will be recognized over the vesting period. As of December 31, 2023, the Company had 3,659,015 total options outstanding with a weighted average exercise price of $6.19. At December 31, 2023, 19,802 options were available for grant.

JET.AI, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A summary of our stock option activity for the years ended December 31, 2023 and 2022, is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted average Remaining Contractual Term
Outstanding at December 31, 2021	2,932,392	$6.09	8.93
Granted	284,016	10.42	10.00
Exercised	-	-	-
Forfeitures	-	-	-
Outstanding at December 31, 2022	3,216,408	6.48	8.06
Granted	458,080	3.91	10.00
Exercised	-	-	-
Forfeitures	(15,473)	(10.42)	-
Outstanding at December 31, 2023	3,659,015	$6.19	7.40

Exercisable at December 31, 2023	2,943,807	$7.64	7.10

The Company estimates the fair value of stock options that contain service and/or performance conditions using the Black-Scholes option pricing model. The range of input assumptions used by the Company were as follows:

	2023	2022
Expected life (years)	6 to 10	6 to 10
Risk-free interest rate	3.55% - 4.55%	1.43% - 4.10%
Expected volatility	90%	80%
Annual dividend yield	0%	0%
Per share grant date fair value	$2.58	$17.47

The Company recognizes stock option forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

The risk-free interest rate assumption for options granted is based upon observed interest rates on the United States government securities appropriate for the expected term of the Company’s stock options.

The expected term of stock options is calculated using the simplified method which takes into consideration the contractual life and vesting terms of the options.

The Company determined the expected volatility assumption for options granted using the historical volatility of comparable public company’s common stock. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future stock option grants, until such time that the Company’s common stock has enough market history to use historical volatility.

The dividend yield assumption for options granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared or paid any cash dividends on its common stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

During the years ended December 31, 2023 and 2022, stock-based compensation expense of $6,645,891 and $6,942,653, respectively, was recognized for the vesting of these options. As of December 31, 2023, there was approximately $4,690,000 in unrecognized stock-based compensation, which will be recognized through December 2026.

JET.AI, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Restricted Stock Units

In August 2021, the Company granted Restricted Stock Units (RSUs) to a contractor. The grant allows the contractor to earn up to 148,950 shares of non-voting common stock and contains both service-based vesting requirements and liquidity event requirements. Service-based requirements are such that the contractor needs to continue to provide service through August 2022. In addition to the service-based requirements, in order for the RSUs to vest, the Company will need to undertake an IPO or a sale as defined by the grant notice. The RSUs vested as a result of the Business Combination and the full amount of the expense $1,280,970 was recorded during the year ended December 31, 2023.

Warrants

Number of outstanding warrants as of December 31, 2023 is as follows:

Warrant	Expiration Date	Exercise Price	Number Outstanding
JTAIW Warrants	8/11/2028	$11.50	16,362,149
JTAIZ Warrants	8/11/2033	$15.00	7,433,405
GEM Warrants	8/11/2026	$8.40	2,179,447
Total			25,975,001